NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3%
	AEROSPACE & DEFENSE — 1.6%
250,000	Boeing Company (The)		2.2500	06/15/26	$ 243,836
1,000,000	Boeing Company (The)		3.2500	03/01/28	997,599
					1,241,435
	APPAREL & TEXTILE PRODUCTS — 1.4%
1,000,000	Ralph Lauren Corporation		3.7500	09/15/25	1,049,990

	BANKING — 16.0%
500,000	Bank of America Corporation		4.1830	11/25/27	526,090
1,250,000	Bank of America Corporation(a)	USD LIBOR 3M + 1.190%	2.8840	10/22/30	1,226,590
500,000	Citigroup, Inc.		4.4500	09/29/27	534,939
1,000,000	JPMorgan Chase & Company		3.8750	09/10/24	1,039,383
1,000,000	JPMorgan Chase & Company		3.1250	01/23/25	1,022,941
500,000	JPMorgan Chase & Company		3.3000	04/01/26	515,853
1,500,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	1,514,408
500,000	PNC Financial Services Group, Inc. (The)		3.4500	04/23/29	525,528
1,500,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	1,402,717
500,000	US Bancorp		3.6000	09/11/24	519,159
500,000	US Bancorp		3.1000	04/27/26	514,302
2,000,000	Wells Fargo & Company		3.4500	02/13/23	2,033,859
1,000,000	Wells Fargo & Company		3.0000	02/19/25	1,020,833
					12,396,602
	BEVERAGES — 2.9%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		4.0000	04/13/28	2,134,292

	BIOTECH & PHARMA — 1.6%
1,000,000	Merck & Company, Inc.		2.8000	05/18/23	1,017,798
250,000	Pfizer, Inc.		2.7500	06/03/26	257,063
					1,274,861
	CABLE & SATELLITE — 1.2%
750,000	TCI Communications, Inc.		7.8750	02/15/26	905,227

	CHEMICALS — 1.7%
1,250,000	DuPont de Nemours, Inc.		4.2050	11/15/23	1,297,037

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3% (Continued)
	ELECTRIC UTILITIES — 2.6%
2,000,000	Georgia Power Company	3.2500	03/30/27	$ 2,046,679

	ENTERTAINMENT CONTENT — 0.4%
300,000	TWDC Enterprises 18 Corporation	3.1500	09/17/25	308,889

	FOOD — 2.4%
1,000,000	Hershey Company (The)	1.7000	06/01/30	933,709
1,000,000	Hormel Foods Corporation	1.8000	06/11/30	933,750
				1,867,459
	HEALTH CARE FACILITIES & SERVICES — 1.4%
1,000,000	CVS Health Corporation	4.3000	03/25/28	1,081,588

	HOUSEHOLD PRODUCTS — 0.6%
500,000	Kimberly-Clark Corporation	2.4000	03/01/22	500,000

	INSTITUTIONAL FINANCIAL SERVICES — 4.7%
1,000,000	Bank of New York Mellon Corporation (The)	3.2500	05/16/27	1,039,840
500,000	Goldman Sachs Group, Inc. (The)	3.8500	01/26/27	521,576
1,000,000	Morgan Stanley	3.6250	01/20/27	1,043,486
1,000,000	Morgan Stanley	3.9500	04/23/27	1,056,742
				3,661,644
	INSURANCE — 2.7%
1,000,000	American International Group, Inc.	3.9000	04/01/26	1,052,375
550,000	Berkshire Hathaway Finance Corporation	1.8500	03/12/30	522,136
500,000	MetLife, Inc.	3.0000	03/01/25	514,941
				2,089,452
	MACHINERY — 1.5%
1,000,000	Deere & Company	5.3750	10/16/29	1,193,633

	MEDICAL EQUIPMENT & DEVICES — 1.2%
1,000,000	Stryker Corporation	1.9500	06/15/30	926,455

	OIL & GAS PRODUCERS — 4.6%
1,000,000	BP Capital Markets PLC	2.7500	05/10/23	1,014,991

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3% (Continued)
	OIL & GAS PRODUCERS — 4.6% (Continued)
1,000,000	BP Capital Markets PLC	3.5350	11/04/24	$ 1,038,605
500,000	BP Capital Markets PLC	3.0170	01/16/27	504,280
1,000,000	Occidental Petroleum Corporation	3.4000	04/15/26	1,001,315
				3,559,191
	REAL ESTATE INVESTMENT TRUSTS — 2.7%
1,000,000	Simon Property Group, L.P.	3.5000	09/01/25	1,033,877
1,000,000	Simon Property Group, L.P.	3.3750	06/15/27	1,032,480
				2,066,357
	RETAIL - CONSUMER STAPLES — 0.3%
250,000	Target Corporation	2.5000	04/15/26	254,144

	RETAIL - DISCRETIONARY — 3.7%
750,000	Home Depot, Inc. (The)	2.9500	06/15/29	766,080
1,000,000	Lowe's Companies, Inc.	3.1000	05/03/27	1,031,572
1,000,000	TJX Companies, Inc. (The)	3.8750	04/15/30	1,077,586
				2,875,238
	SEMICONDUCTORS — 4.7%
500,000	Intel Corporation	2.4500	11/15/29	488,556
1,000,000	Intel Corporation	3.9000	03/25/30	1,077,972
1,250,000	NVIDIA Corporation	2.8500	04/01/30	1,266,986
800,000	Texas Instruments, Inc.	2.2500	09/04/29	788,328
				3,621,842
	SOFTWARE — 1.3%
500,000	Oracle Corporation	3.4000	07/08/24	512,184
500,000	Oracle Corporation	2.9500	04/01/30	483,769
				995,953
	TECHNOLOGY HARDWARE — 5.1%
1,000,000	Apple, Inc.	2.9000	09/12/27	1,033,578
500,000	Apple, Inc.	1.4000	08/05/28	473,072
1,500,000	Apple, Inc.	1.6500	05/11/30	1,399,659
1,000,000	Cisco Systems, Inc.	3.5000	06/15/25	1,048,922
				3,955,231

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.3% (Continued)
	TELECOMMUNICATIONS — 2.8%
2,000,000	AT&T, Inc.	4.3500	03/01/29	$ 2,175,869

	TRANSPORTATION & LOGISTICS — 3.2%
1,750,000	Southwest Airlines Company	5.1250	06/15/27	1,943,209
500,000	Union Pacific Corporation	2.7500	04/15/23	505,717
				2,448,926
	TOTAL CORPORATE BONDS (Cost $56,634,558)			55,927,994

	U.S. GOVERNMENT & AGENCIES — 23.0%
	AGENCY FIXED RATE — 2.6%
615,078	Fannie Mae Pool MA3735	3.0000	08/01/29	632,614
462,254	Fannie Mae Pool MA3862	3.0000	12/01/29	476,257
882,810	Fannie Mae Pool MA3929	3.0000	02/01/30	909,327
				2,018,198
	GOVERNMENT SPONSORED — 20.4%
500,000	Federal Farm Credit Banks Funding Corporation	2.3500	08/14/24	509,401
500,000	Federal Farm Credit Banks Funding Corporation	3.1000	12/06/24	520,350
750,000	Federal Farm Credit Banks Funding Corporation	2.6200	11/17/25	773,867
1,000,000	Federal Farm Credit Banks Funding Corporation	2.8750	01/18/28	1,056,526
2,000,000	Federal Farm Credit Banks Funding Corporation	3.1500	04/03/28	2,131,097
2,000,000	Federal Farm Credit Banks Funding Corporation	3.2700	03/22/29	2,002,509
2,000,000	Federal Home Loan Banks	2.7500	12/13/24	2,061,528
1,000,000	Federal Home Loan Banks	2.6250	09/12/25	1,030,604
1,000,000	Federal Home Loan Banks	2.6000	12/04/25	1,032,175
500,000	Federal Home Loan Banks	2.7000	12/29/25	518,250
1,000,000	Federal Home Loan Banks	3.2500	09/08/28	1,082,614
3,000,000	Federal Home Loan Banks	3.4000	03/14/29	3,004,125
				15,723,046
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,264,241)			17,741,244

NORTH COUNTRY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS - 1.3%
973,281	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01% (Cost $973,281)(b)	$ 973,281

	TOTAL INVESTMENTS - 96.6% (Cost $74,872,080)	$ 74,642,519
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%	2,657,090
	NET ASSETS - 100.0%	$ 77,299,609

LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Variable rate security; the rate shown represents the rate on February 28, 2022.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 1.6%
12,000	NIKE, Inc., Class B	$ 1,638,600
12,500	VF Corporation	725,250
		2,363,850
	ASSET MANAGEMENT - 1.7%
3,350	BlackRock, Inc.	2,492,031

	BANKING - 4.1%
69,500	Bank of America Corporation	3,071,900
21,700	JPMorgan Chase & Company	3,077,060
		6,148,960
	BEVERAGES - 1.5%
14,200	PepsiCo, Inc.	2,325,108

	BIOTECH & PHARMA - 5.5%
11,900	Amgen, Inc.	2,695,112
18,500	Johnson & Johnson	3,044,545
54,500	Pfizer, Inc.	2,558,230
		8,297,887
	CHEMICALS - 2.5%
2,700	Air Products and Chemicals, Inc.	638,010
3,900	Ecolab, Inc.	687,414
8,500	LyondellBasell Industries N.V., Class A	826,455
6,250	Sherwin-Williams Company (The)	1,644,562
		3,796,441
	COMMERCIAL SUPPORT SERVICES - 1.7%
18,200	Waste Management, Inc.	2,628,080

	CONSTRUCTION MATERIALS - 0.4%
3,000	Vulcan Materials Company	544,350

	DIVERSIFIED INDUSTRIALS - 1.3%
10,000	Honeywell International, Inc.	1,897,500

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	E-COMMERCE DISCRETIONARY - 4.3%
2,100	Amazon.com, Inc.(a)	$ 6,449,646

	ELECTRIC UTILITIES - 1.1%
8,000	Dominion Energy, Inc.	636,240
5,500	NextEra Energy, Inc.	430,485
9,150	Southern Company (The)	592,645
		1,659,370
	ENTERTAINMENT CONTENT - 1.7%
17,500	Activision Blizzard, Inc.	1,426,250
7,950	Walt Disney Company (The)(a)	1,180,257
		2,606,507
	HEALTH CARE FACILITIES & SERVICES - 2.7%
8,675	UnitedHealth Group, Inc.	4,128,172

	HOME CONSTRUCTION - 1.6%
43,400	Masco Corporation	2,432,136

	HOUSEHOLD PRODUCTS - 1.6%
15,400	Procter & Gamble Company (The)	2,400,706

	INFRASTRUCTURE REIT - 0.3%
2,350	American Tower Corporation	533,145

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
2,600	Goldman Sachs Group, Inc. (The)	887,354
26,350	Intercontinental Exchange, Inc.	3,375,962
11,300	Morgan Stanley	1,025,362
		5,288,678
	INSURANCE - 2.0%
9,550	Berkshire Hathaway, Inc., Class B(a)	3,069,848

	INTERNET MEDIA & SERVICES - 6.4%
1,950	Alphabet, Inc., Class A(a)	5,267,223
7,500	Meta Platforms, Inc., Class A(a)	1,582,725

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES - 6.4% (Continued)
4,875	Netflix, Inc.(a)	$ 1,923,285
20,000	Twitter, Inc.(a)	711,000
		9,484,233
	LEISURE FACILITIES & SERVICES - 2.0%
5,600	Domino's Pizza, Inc.	2,420,376
2,600	McDonald's Corporation	636,402
		3,056,778
	MACHINERY - 0.5%
4,000	Caterpillar, Inc.	750,320

	MEDICAL EQUIPMENT & DEVICES - 6.6%
20,000	Abbott Laboratories	2,412,400
5,000	Danaher Corporation	1,372,050
9,000	Stryker Corporation	2,370,150
6,645	Thermo Fisher Scientific, Inc.	3,614,880
		9,769,480
	OFFICE REIT - 0.3%
2,000	Alexandria Real Estate Equities, Inc.	378,800

	OIL & GAS PRODUCERS - 2.0%
8,400	Chevron Corporation	1,209,600
10,100	Exxon Mobil Corporation	792,042
34,400	Williams Companies, Inc. (The)	1,076,032
		3,077,674
	RETAIL - CONSUMER STAPLES - 3.4%
4,075	Costco Wholesale Corporation	2,115,944
6,100	Dollar Tree, Inc.(a)	866,688
15,500	Walmart, Inc.	2,094,980
		5,077,612
	RETAIL - DISCRETIONARY - 3.3%
10,900	Home Depot, Inc. (The)	3,442,547
23,050	TJX Companies, Inc. (The)	1,523,605
		4,966,152

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SELF-STORAGE REIT - 0.3%
1,450	Public Storage	$ 514,779

	SEMICONDUCTORS - 2.3%
24,100	Intel Corporation	1,149,570
13,750	QUALCOMM, Inc.	2,364,863
		3,514,433
	SOFTWARE - 13.5%
10,000	Adobe, Inc.(a)	4,676,800
33,600	Microsoft Corporation	10,039,344
19,000	Oracle Corporation	1,443,430
19,400	salesforce.com, Inc.(a)	4,084,282
		20,243,856
	SPECIALTY FINANCE - 0.7%
6,800	Capital One Financial Corporation	1,042,236

	TECHNOLOGY HARDWARE - 7.9%
61,400	Apple, Inc.	10,138,368
30,750	Cisco Systems, Inc.	1,714,928
		11,853,296
	TECHNOLOGY SERVICES - 5.5%
9,500	PayPal Holdings, Inc.(a)	1,063,335
33,125	Visa, Inc., Class A	7,158,975
		8,222,310
	TELECOMMUNICATIONS - 0.5%
15,000	Verizon Communications, Inc.	805,050

	TRANSPORTATION & LOGISTICS - 3.2%
5,700	FedEx Corporation	1,266,939
4,500	Union Pacific Corporation	1,106,775
11,400	United Parcel Service, Inc., Class B	2,398,788
		4,772,502
	WHOLESALE - CONSUMER STAPLES - 1.0%
17,500	Sysco Corporation	1,524,250

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $56,277,645)	$ 148,116,176

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
2,288,046	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01% (Cost $2,288,046)(b)	2,288,046

	TOTAL INVESTMENTS - 100.0% (Cost $58,565,691)	$ 150,404,222
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	52,220
	NET ASSETS - 100.0%	$ 150,456,442

N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.